SUPPLEMENTAL CASH FLOW INFORMATION - Other (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
SUPPLEMENTAL CASH FLOW INFORMATION
Distribution associated with a privately held investment	$ 4.6